Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives of assets
Useful life
Leasehold improvements	The shorter of remaining lease terms or the estimated useful lives
Automobiles	5 years
Equipment and office furniture	1-5 years
Building	31 or 50 years
Office building related facility, machinery and equipment	1-5 years

Schedule of amortization is computed using the straight-line method
Useful life
Customer contracts	10 years
Customer relationship	5 – 10 years
Software	3 – 10 years

Schedule of fair value financial assets and liabilities
	Fair Value Measurements as of June 30, 2021
	Quoted Price in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)
Fair value measurements
Recurring
Short-term investments
Trading securities	$-	$4,158,535	$-